Share-based Compensation - Schedule of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares, Exercised	(30,835,538)
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares Outstanding, Beginning balance	60,307,462	74,336,244	83,391,284
Number of Options and Shares, Granted	0	0	579,600
Number of Options and Shares, Exercised	(8,109,300)	(10,519,982)	(5,801,840)
Number of Options and Shares, Forfeited	(2,078,800)	(3,508,800)	(3,832,800)
Number of Options and Shares Outstanding, Ending balance	50,119,362	60,307,462	74,336,244	83,391,284
Weighted average exercise price, Outstanding	$ 0.1	$ 0.1	$ 0.1
Weighted average exercise price, Granted	0	0	0.1
Weighted average exercise price, Exercised	0.1	0.1	0.1
Weighted average exercise price, Forfeited	0.1	0.1	0.1
Weighted average exercise price, Outstanding	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Weighted average remaining contractual life (in years)	4 years 9 months 21 days	4 years 4 months 28 days	5 years 6 months 21 days	6 years 8 months 12 days
Aggregate intrinsic value, Outstanding	$ 596,170	$ 1,122,594	$ 750,796	$ 1,330,091
Number of Options Outstanding, Vested and expected	49,345,755	58,836,673
Weighted average exercise price, Vested and expected	$ 0.1	$ 0.1
Weighted average remaining contractual life , Vested and expected (in years)	4 years 9 months 14 days	4 years 4 months 2 days
Aggregate intrinsic value, Vested and expected	$ 586,968	$ 1,095,245
Number of Options Outstanding, Exercisable	41,387,162	43,618,062
Weighted average exercise price, Exercisable	$ 0.1	$ 0.1
Weighted average remaining contractual life , Exercisable (in years)	4 years 6 months 3 days	3 years 4 months 6 days
Aggregate intrinsic value, Exercisable	$ 492,300	$ 811,950
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Number of Options and Shares Outstanding, Beginning balance	108,557,400	108,557,400	108,557,400
Number of Options and Shares, Granted	0	0	0
Number of Options and Shares Outstanding, Ending balance	108,557,400	108,557,400	108,557,400	108,557,400
Weighted average exercise price, Outstanding	$ 14.63	$ 14.63	$ 14.63
Weighted average exercise price, Granted	0	0	0
Weighted average exercise price, Outstanding	$ 14.63	$ 14.63	$ 14.63	$ 14.63
Weighted average remaining contractual life (in years)	6 years 2 months 8 days	7 years 2 months 8 days	8 years 2 months 8 days	9 years 2 months 8 days